CAPITAL STOCK - Summarized Information About DSUs (Details) - DSUs	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement | shares	69,234	48,179	52,665
Weighted average fair value granted (in dollars per share)	$ 14.75	$ 17.79	$ 16.76
Shares issued upon DSU settlement (in shares) | shares	37,668	0	0
Weighted average fair value per RSU settled (in dollars per share)	$ 14.50	$ 0.00	$ 0.00
Cash payments on exercise	$ 546,000	$ 0	$ 0
Awards outstanding (in shares) | shares	198,993	167,427
Weighted average fair value per award outstanding (in dollars per share)	$ 12.18	$ 16.91